Goodwill and Other Intangible Assets - Summary of Goodwill and Other Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 967	$ 858
Ending balance	1,143	967
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,399	1,227
Acquisition of businesses (note 11)	147
Additions	112	172
Capitalised interest	5	6
Disposals	(72)	(14)
Exchange and other adjustments	(10)	8
Ending balance	1,581	1,399
Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(432)	(369)
Provided	(40)	(43)
System Fund expense	(37)	(30)
Disposals	67	14
Exchange and other adjustments	4	(4)
Ending balance	(438)	(432)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	237	232
Ending balance	313	237
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	377	370
Acquisition of businesses (note 11)	83
Additions	0
Capitalised interest	0
Disposals	0
Exchange and other adjustments	(5)	7
Ending balance	455	377
Goodwill [member] | Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(140)	(138)
Provided	0
System Fund expense	0
Disposals	0
Exchange and other adjustments	(2)	(2)
Ending balance	(142)	(140)
Brands [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	193	193
Ending balance	250	193
Brands [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	193	193
Acquisition of businesses (note 11)	58
Additions	0
Capitalised interest	0
Disposals	0
Exchange and other adjustments	(1)
Ending balance	250	193
Brands [member] | Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Provided	0
System Fund expense	0
Disposals	0
Exchange and other adjustments	0
Ending balance	0
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	464	360
Ending balance	500	464
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	745	583
Acquisition of businesses (note 11)	0
Additions	107	168
Capitalised interest	5	6
Disposals	(72)	(14)
Exchange and other adjustments	(4)	2
Ending balance	781	745
Software [member] | Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(281)	(223)
Provided	(36)	(40)
System Fund expense	(37)	(30)
Disposals	67	14
Exchange and other adjustments	6	(2)
Ending balance	(281)	(281)
Management contracts [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	64	66
Ending balance	67	64
Management contracts [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	71	71
Acquisition of businesses (note 11)	6
Additions	0
Capitalised interest	0
Disposals	0
Exchange and other adjustments	0
Ending balance	77	71
Management contracts [member] | Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(7)	(5)
Provided	(3)	(2)
System Fund expense	0
Disposals	0
Exchange and other adjustments	0
Ending balance	(10)	(7)
Other intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	9	7
Ending balance	13	9
Other intangibles [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	13	10
Acquisition of businesses (note 11)	0
Additions	5	4
Capitalised interest	0
Disposals	0
Exchange and other adjustments	0	(1)
Ending balance	18	13
Other intangibles [member] | Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(4)	(3)
Provided	(1)	(1)
System Fund expense	0
Disposals	0
Exchange and other adjustments	0
Ending balance	$ (5)	$ (4)